UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

           Investment Company Act file number     811-3070
                                             -------------------------

                      Hilliard-Lyons Government Fund, Inc.
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              Hilliard Lyons Center
                                 P.O. Box 32760
                                 --------------
                         Louisville, Kentucky 40232-2760
                     ---------------------------------------
               (Address of principal executive offices) (Zip code)

                              Joseph C. Curry, Jr.
                      Hilliard-Lyons Government Fund, Inc.
                                 P.O. Box 32760
                         Louisville, Kentucky 40232-2760
                         -------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 502-588-8400
                                                           --------------

                       Date of fiscal year end: August 31
                                               -----------

                     Date of reporting period: May 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.



                      HILLIARD-LYONS GOVERNMENT FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                  May 31, 2006

                                                                            CASH
  PRINCIPAL                                                              EQUIVALENT     MATURITY
   AMOUNT                                                                   YIELD         DATE             VALUE
   ------                                                                   -----         ----             -----
                U.S. GOVERNMENT SPONSORED ENTERPRISES* --100.2%**

$ 30,000,000    Federal Home Loan Bank Discount Note                       4.711%       06/01/06       $   30,000,000
  14,347,000    Federal Home Loan Bank Discount Note                       4.959        06/01/06           14,347,000
  23,702,000    Federal Home Loan Bank Discount Note                       4.747        06/02/06           23,698,952
  20,000,000    Federal Home Loan Bank Discount Note                       4.869        06/05/06           19,989,378
  20,000,000    Federal Home Loan Bank Discount Note                       4.889        06/06/06           19,986,667
  35,000,000    Federal Home Loan Bank Discount Note                       4.518        06/07/06           34,974,508
  25,000,000    Federal Home Loan Bank Discount Note                       4.889        06/08/06           24,976,667
  25,000,000    Federal Home Loan Bank Discount Note                       4.786        06/09/06           24,974,083
  45,000,000    Federal Home Loan Bank Discount Note                       4.912        06/12/06           44,933,725
  30,000,000    Federal Farm Credit Bank Discount Note                     4.939        06/13/06           29,951,500
  40,000,000    Federal Home Loan Bank Discount Note                       4.728        06/14/06           39,933,555
  30,000,000    Federal Farm Credit Bank Discount Note                     4.653        06/15/06           29,947,267
  40,000,000    Federal Home Loan Bank Discount Note                       4.791        06/16/06           39,922,167
  20,000,000    Federal Farm Credit Bank Discount Note                     4.829        06/19/06           19,952,800
  34,000,000    Federal Farm Credit Bank Discount Note                     4.883        06/20/06           33,914,226
  30,000,000    Federal Home Loan Bank Discount Note                       4.849        06/21/06           29,921,250
  25,000,000    Federal Home Loan Bank Discount Note                       4.932        06/22/06           24,929,417
  35,000,000    Federal Home Loan Bank Discount Note                       4.903        06/23/06           34,897,440
  35,000,000    Federal Home Loan Bank Discount Note                       4.990        06/26/06           34,880,903
  26,363,000    Federal Home Loan Bank Discount Note                       4.654        06/28/06           26,273,926
  35,000,000    Federal Farm Credit Bank Discount Note                     4.973        06/29/06           34,867,156
  40,000,000    Federal Home Loan Bank Discount Note                       4.970        06/30/06           39,843,400
  30,000,000    Federal Home Loan Bank Discount Note                       4.895        07/05/06           29,864,850
  15,000,000    Federal Farm Credit Bank Discount Note                     5.024        07/06/06           14,928,104
  35,000,000    Federal Home Loan Bank Discount Note                       4.906        07/07/06           34,832,700
  15,000,000    Federal Home Loan Bank Discount Note                       5.015        07/10/06           14,920,131
  28,000,000    Federal Home Loan Bank Discount Note                       4.733        07/12/06           27,853,949
  40,000,000    Federal Home Loan Bank Discount Note                       4.961        07/14/06           39,768,994
  40,000,000    Federal Home Loan Bank Discount Note                       4.968        07/19/06           39,741,867
  29,000,000    Federal Home Loan Bank Discount Note                       5.029        07/21/06           28,801,833
  40,000,000    Federal Home Loan Bank Discount Note                       5.030        07/26/06           39,700,556
  40,000,000    Federal Home Loan Bank Discount Note                       5.028        07/28/06           39,689,667
  30,000,000    Federal Home Loan Bank Discount Note                       4.871        08/02/06           29,756,392
  30,000,000    Federal Home Loan Bank Discount Note                       4.783        08/04/06           29,753,867
  40,000,000    Federal Home Loan Bank Discount Note                       5.051        08/07/06           39,633,733
  22,364,000    Federal Home Loan Bank Discount Note                       5.041        08/08/06           22,156,586
  15,000,000    Federal Home Loan Bank Discount Note                       4.870        08/09/06           14,864,587
  30,000,000    Federal Home Loan Bank Discount Note                       5.067        08/09/06           29,716,237
  45,000,000    Federal Home Loan Bank Discount Note                       5.062        08/11/06           44,562,462
  30,000,000    Federal Home Loan Bank Discount Note                       5.030        08/15/06           29,693,750

                      HILLIARD-LYONS GOVERNMENT FUND, INC.
                       SCHEDULE OF INVESTMENTS - continued
                                   (UNAUDITED)
                                  May 31, 2006

                                                                            CASH
  PRINCIPAL                                                              EQUIVALENT     MATURITY
   AMOUNT                                                                   YIELD         DATE             VALUE
   ------                                                                   -----         ----             -----
$ 40,000,000    Federal Home Loan Bank Discount Note                       5.067%       08/16/06       $   39,583,267
  25,000,000    Federal Farm Credit Bank Discount Note                     5.041        08/17/06           24,737,451
  30,000,000    Federal Home Loan Bank Discount Note                       5.077        08/18/06           29,678,575
  20,000,000    Federal Home Loan Bank Discount Note                       5.134        08/23/06           19,769,214
  30,000,000    Federal Home Loan Bank Discount Note                       5.134        08/25/06           29,645,833
  23,850,000    Federal Home Loan Bank Discount Note                       5.053        08/28/06           23,564,330
                                                                                                       --------------



                TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
                (at amortized cost -- $1,374,334,922)                                                   1,374,334,922
                                                                                                       --------------

                TOTAL INVESTMENTS - 100.2% (at amortized cost -- $1,374,334,922***)                     1,374,334,922

                OTHER ASSETS LESS LIABILITIES - (0.2%)                                                     (3,447,340)
                                                                                                       --------------

                NET ASSETS - 100.0%                                                                    $1,370,887,582
                                                                                                       ==============

* Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.

** The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

***  Also represents cost for federal income tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

     (b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hilliard-Lyons Government Fund, Inc.
            --------------------------------------------------------------------


By (Signature and Title) /s/ Joseph C. Curry, Jr.
                        --------------------------------------------------------
                             Joseph C. Curry, Jr., President
                             (principal executive officer)

Date: July 19, 2006
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Dianna P. Wengler
                        --------------------------------------------------------
                             Dianna P. Wengler, Vice President and Treasurer (principal financial officer)

Date: July 19, 2006
     --------------


By (Signature and Title) /s/ Joseph C. Curry, Jr.
                        --------------------------------------------------------
                             Joseph C. Curry, Jr., President
                             (principal executive officer)

Date: July 19, 2006
     --------------